Commitments, Contingent Liabilities and Other	12 Months Ended
Dec. 31, 2012
Commitments, Contingent Liabilities and Other
Note 15.	Commitments, Contingent Liabilities and Other

(a) The Company is party to a lawsuit that has been filed in Delaware Chancery Court, alleging breach of fiduciary duties and invalid merger and conversion relating to the Transactions. At a hearing held on September 6, 2012, the Court dismissed the claims in their entirety as against a subsidiary of the Company and the invalid merger and conversion claim as against the Company. Accordingly, the case has been significantly narrowed and only the fairness claim remains as against the Company. Management intends to vigorously defend this claim and believes that it is without merit and that this action will not have a material adverse effect on the financial condition, results of operations or cash flows of the Company. An estimate of the possible loss or range of loss cannot be made at this time.

(b) When selling a home, the Company’s subsidiaries provide customers with a limited warranty. The Company estimates the costs that may be incurred under each limited warranty and records a liability in the amount of such costs at the time the revenue associated with the sale of each home is recognized. In addition, the Company has insurance in place where its subsidiaries are subject to the respective warranty statutes in the state or province where the Company conducts business, which range up to ten years for latent construction defects. Factors that affect the Company’s warranty liability include the number of homes sold, historical and anticipated rates of warranty claims, and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liabilities and adjusts the amounts as necessary. The following table reflects the changes in the Company’s estimated warranty liability for the years ended December 31, 2012 and 2011:

	Years Ended December 31
	2012	2011
Balance, beginning of year	$11,161	$12,166
Payments and other adjustments made during the year	(4,560)	(3,948)
Warranties issued during the year	7,701	3,045
Adjustments made for pre-existing warranties	(123)	(102)

Balance, end of year	$14,179	$11,161

(c) The Company has committed to future minimum payments for lease and other obligations as follows:

Year of Expiry
2013	$5,108
2014	4,997
2015	4,028
2016	3,720
2017	3,025
Thereafter	6,804

$27,682

(d) As at December 31, 2012, $25.0 million (December 31, 2011 – $15.5 million) of the amount held in other assets related to land purchase obligations. The total amount owing on these obligations is $62.7 million (December 31, 2011 – $69.7 million).